Transactions with Related Parties	12 Months Ended
Dec. 31, 2023
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3. Transactions with Related Parties

(a)	Diana Wilhelmsen Management Limited, or DWM:

On November 29, 2021, the Company appointed DWM to provide management services for the vessels of the Company’s fleet pursuant to a management agreement, under which each of the vessel-owning subsidiaries pays, for each vessel, an aggregate of 1.25% on hire and on freight of the vessel’s gross income per month, plus either (i) $20,000 per month that the vessel is employed or available for employment or (ii) $10,000 per month for each month that the vessel is laid-up and not available for employment for at least 15 calendar days during such month. Under the addenda on the management agreements, dated March 1, 2022, the fixed monthly management fee was amended to (i) $18,500 per month that the vessel is employed or available for employment or (ii) $9,250 per month for each month that the vessel is laid-up and not available for employment for at least 15 calendar days during such month. The management agreements, as amended, may be terminated by either party on three months’ prior written notice. DWM is deemed a related party to the Company on the basis that certain members of the Company’s board of directors also act as members of the board of directors at DWM. Management fees charged by DWM for the years ended December 31, 2023 and 2022 and for the period from inception (April 15, 2021) through December 31, 2021, amounted to $1,319, $974 and $79, respectively. Of the management fees charged by DWM for the years ended December 31, 2023 and 2022 and for the period from inception (April 15, 2021) through December 31, 2021, $1,086, $737 and $62, respectively, are included in “Management fees to related parties” and $233, $237, and $17, respectively, are included in “Voyage expenses”, in the accompanying consolidated statements of comprehensive (loss)/income. As of December 31, 2023 and 2022, amounts of $12 and $5, were due to and due from DWM, included in “Due to related parties” and “Due from a related party”, respectively, in the accompanying consolidated balance sheets.

(b)	Steamship Shipbroking Enterprises Inc. or Steamship:

On November 29, 2021, the Company appointed Steamship to provide insurance, administrative and brokerage services pursuant to a management agreement for insurance-related services, a brokerage services agreement, and an administrative services agreement. Under each vessel-owning subsidiary’s insurance management agreement with Steamship, the vessel-owning subsidiary pays Steamship a fixed fee of either (i) $500 per month for each month that the vessel is employed or is available for employment or (ii) $250 per month for each month that the vessel is laid-up and not available for employment for at least 15 calendar days during such month. These insurance management agreements may be terminated by either party on three months’ prior written notice. Under the brokerage services agreement, the Company pays Steamship a lumpsum commission and 2.5% on the hire agreed per charter party for each vessel, provided, however, that the Company and Steamship may agree to commissions on a percentage basis for specific deals. Up to December 31, 2022, as per the terms of the brokerage services agreement, the Company paid Steamship a fixed monthly fee of $95,000, which, with effect from January 1, 2023, was increased to $150,000 subject to the provisions of a new brokerage services agreement entered into with Steamship on March 7, 2023, the remaining terms of which remained unaltered. The new brokerage services agreement has an initial term of twelve months that commenced on January 1, 2023, and is automatically thereafter renewed for further periods of one calendar year, unless terminated by either party on three months’ prior written notice. Under the administrative services agreement entered into between the Company and Steamship, the Company pays Steamship a monthly fee of $10,000. The administrative services agreement may be terminated by either party on 30 days’ prior written notice. The administrative services agreement had an initial term of twelve months with effect from November 29, 2021, and an automatic further twelve-month renewal term. On November 29, 2023, the Company entered into a new administrative services agreement with Steamship on substantially the same terms as the expired agreement. Steamship is deemed a related party to the Company on the basis that members of the Company’s board of directors also act as board of directors’ members at Steamship and since January 2023, Steamship is controlled by the Company’s Chairperson. For the years ended December 31, 2023 and 2022 and for the period from inception (April 15, 2021) through December 31, 2021, insurance and administrative management fees amounted to $150, $141 and $12, respectively, and are included in “Management fees to related parties” in the accompanying consolidated statements of comprehensive (loss)/income. For the years ended December 31, 2023 and 2022 and for the period from inception (April 15, 2021) through December 31, 2021, aggregate brokerage fees amounted to $2,266, $1,614 and $178, respectively. Of the brokerage fees charged by Steamship for the years ended December 31, 2023 and 2022 and for the period from inception (April 15, 2021) through December 31, 2021, $1,800, $1,140 and $145, respectively, are included in “General and administrative expenses”, whereas, $466, $474 and $33, respectively, are included in “Voyage expenses” in the accompanying consolidated statements of comprehensive (loss)/income. During 2023, in connection with the Company’s chemical tankers’ investment (Note 4), Steamship charged the Company one off brokerage fee amounting to $150 that is included in “Equity method investment” in the accompanying 2023 consolidated balance sheet.

For the years ended December 31, 2023 and 2022 and for the period from inception (April 15, 2021) through December 31, 2021, accrued performance bonuses of $230, $185 and $nil are included in “General and administrative expenses” in the accompanying consolidated statements of comprehensive (loss)/income (Note 12(c)). As of December 31, 2023 and 2022, there was an amount of $462 and $410, respectively, due to Steamship, included in “Due to related parties” in the accompanying consolidated balance sheets, regarding outstanding fees for the services provided under the agreements discussed above and also resulting from amounts paid by Steamship on behalf of the Company.

(c)	Diana Shipping Inc., or DSI:

Spin-Off: On November 29, 2021, the Company completed its Spin-Off from DSI. In connection with the Spin-Off, DSI contributed to the Company three ship-owning companies (Cypres, Darien and Marfort discussed in Note 1) together with $1,000 in working capital, whereas as of the same date, stockholders of DSI received one of the Company’s common shares for every 200 shares of DSI’s common stock owned at the close of business on November 3, 2021 (i.e., 44,101 shares). DSI also received 500,000 of the Company’s Series B Preferred Stock (the “Series B Preferred Stock”) and 10,000 of the Company’s Series C Convertible Preferred Stock (the “Series C Preferred Stock”) (Note 7(c)). DSI did not distribute the Series B Preferred Stock or the Series C Preferred Stock to its stockholders in connection with the Spin-Off, and the Series B and Series C Preferred Stock are non-transferable. The transaction was approved unanimously by the Board of Directors of the Company.

Pursuant to the Contribution and Conveyance agreement dated on November 8, 2021, as amended and restated on November 17, 2021, entered between the Company and DSI, DSI has indemnified the Company and the three above mentioned vessel-owning subsidiaries, for any and all obligations and other liabilities arising from or relating to the operation, management or employment of the Company’s vessels prior to the effective date of the Spin-Off (November 29, 2021). Additionally, pursuant to a Right of First Refusal agreement entered with DSI, dated November 8, 2021, the Company has been granted a right of first refusal over six identified drybulk carriers owned by DSI, effective as of the consummation of the Spin-Off. According to this right of first refusal, the Company has been granted the right, but not the obligation, to purchase one or all of the six identified vessels when and if DSI determines to sell the vessels at fair market value at the time of sale. As of December 31, 2023, following the Company’s refusal to acquire two of the identified vessels and the acquisition of the M/V Melia in February 2023 and the M/V Baltimore in September 2022 (Note 5), two out of six identified vessels remained available for purchase by the Company pursuant to the exercise of the right of first refusal under the agreement entered between the Company and DSI.

Furthermore, the Company as of November 2, 2021, has entered into a Non-Competition agreement with DSI pursuant to which DSI has agreed not to compete with the Company for vessel acquisition or chartering opportunities to the extent that such acquisition or chartering opportunities are suitable for the Company or one of the Company’s vessels.

The Spin-Off was accounted for at fair values. The aggregate fair value of $46,040 for the three vessels contributed to the Company on November 29, 2021, was determined through Level 2 inputs of the fair value hierarchy by taking into consideration third party valuations which were based on the last done sales of vessels with similar characteristics, such as type, size and age at the specific dates (Note 5). The fair value of other assets contributed to the Company, mainly comprising lubricating oils and bunkers, amounting to $1,044 in aggregate, approximated their respective carrying value. The Series B Preferred Stock which has no economic interest was recorded at par, amounting to $5 and the Series C Preferred Stock has been recorded at a fair value of $7,570 determined based on valuation obtained by an independent third party for the purposes of the Spin-Off (Note 7(c)).

Vessel acquisitions and issuances of Series D Preferred Stock: On June 13, 2022 and February 1, 2023, pursuant to the exercise of the right of first refusal discussed above, the Company, through Darrit and Fiji, entered into separate Memoranda of Agreement with DSI, as amended, to acquire the Capesize M/V Baltimore and the Panamax M/V Melia, for purchase prices of $22,000 and $14,000, respectively. Of the agreed purchase price for each vessel, $4,400 for Baltimore and $4,000 for Melia was paid in cash upon signing of each Memorandum of Agreement and the remaining amounts of $17,600 and $10,000, respectively, were paid upon delivery of each vessel to the Company, on September 20, 2022 and February 8, 2023, respectively, in the form of 25,000 and 13,157 shares of the Company’s Series D Preferred Stock, respectively (Notes 5 and 7(c)). The vessels’ cost was accounted for at $22,000 and $14,000, respectively, pursuant to the provisions of ASC 360, being the fair value of the consideration that the Company contributed to acquire each vessel, including the fair value of the non-cash consideration. The Series D Preferred Stock has been recorded at a fair value of $17,600 and $10,000, respectively determined based on valuations obtained by an independent third party for the purposes of the transactions (Note 7(c)). Each of the vessel acquisitions was approved by a committee of independent members of the Company’s Board of Directors.

In connection with the issuances of the Series D preferred stock for the acquisitions of the M/V Baltimore and the M/V Melia, DSI declared special stock dividends to all its stockholders of record as of November 28, 2022, and April 24, 2023, respectively, of all of the Company’s shares of Series D Preferred Stock held by DSI at that time. The dividends were paid on December 15, 2022, and June 9, 2023, respectively (Note 7(c)).

Redemption of Series C Preferred Stock: On October 17, 2023, pursuant to the provisions of the Series C Preferred Stock statement of designations, DSI exercised its right to redeem 9,793 of its 10,000 Series C Preferred Stock, through the issuance to DSI of 3,649,474 of the Company’s shares of common stock. The redemption rate which was utilized in connection with the redemption of the Series C Preferred Stock was based on the 10-day trailing VWAP of the Company’s common stock, in accordance with the conversion mechanism prescribed in the Series C Preferred Stock statement of designations. As a result of this redemption, the 9,793 Series C preferred shares have been cancelled and retired and 207 Series C Preferred Stock of the Company remained in DSI’s possession. The Company’s valuation determined that the redemption on October 17, 2023 of 9,793 Series C Preferred Stock for the issuance of the above Company’s shares of common stock resulted in an excess value of the shares of common stock of $2,549 or $0.70 per common share, as compared to the carrying value of the Series C Preferred Stock redeemed (which have been recorded at inception at a fair value of $7,414 determined based on valuation obtained by an independent third party for the purposes of the Spin-Off), that was transferred to DSI on the measurement date (i.e. October 17, 2023), and thus this value represented a deemed dividend to DSI, that was deducted from the net loss to arrive at the net loss available to common stockholders (Note 8). The fair value of the common shares issued on the measurement date of $9,963 was determined through Level 1 inputs of the fair value hierarchy (quoted market price on the date of the redemption of the Series C Preferred Stock for issuance of common stock). As of December 31, 2023, and 2022, there was no amount due to or from DSI.

(d)	Issuance of Series E Preferred Stock:

On March 20, 2023, the Company issued 1,200 shares of its newly designated Series E Perpetual Convertible Preferred Stock (the “Series E Preferred Stock”), par value $0.01 per share, to an affiliated company of its Chairperson, for a purchase price of $35. The Series E Preferred Stock votes with the common shares of the Company, and each share of the Series E Preferred Stock entitles the holder thereof to up to 25,000 votes on all matters submitted to a vote of the stockholders of the Company, subject up to 15% of the total number of votes entitled to be cast on matters put to stockholders of the Company. The issuance of shares of Series E Preferred Stock to the Company’s Chairperson was approved by an independent committee of the Company’s Board of Directors, which received a fairness opinion from an independent third party that the transaction was fair from a financial point of view to the Company (Note 7(c)).

(e)	Altair Travel Agency S.A. (“Altair”):

The Company uses from time to time the services of a travel agent, Altair, on which the Company’s Chairperson, holds equity interests. Travel expenses charged by Altair for the year ended December 31, 2023 amounted to $55 and are mainly included in “Vessel operating expenses” and “Deferred charges, net” in the accompanying consolidated financial statements.